Disclosure of leases and similar arrangements - Rental Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Rental income	$ 771	$ 984	$ 1,309